Subsequent Events	6 Months Ended	9 Months Ended
	Dec. 31, 2024	Sep. 30, 2025
Subsequent Events [Abstract]
Subsequent Events

Note 17 — Subsequent Events

The Company evaluated subsequent events and transactions that occurred after the balance sheet date through the issuance date. Except as described below, there were no material subsequent events that required recognition or disclosure in the Company’s consolidated financial statements.

Stock Repurchase

From January 01, 2025 to March 17, 2025, the Company repurchased 28,302 shares of its Common Stock in open market transactions for $29,462 at a weighted average price per share of $1.04.

Office Sublease Agreement

On January 1, 2025, the Company entered into an office sublease agreement (“Lease 4”) with Eureka, a related party. Pursuant to this agreement, the sublease commenced on January 1, 2025 and expires on June 30, 2025 with $2,000 sublease fee per month.

CB Capital Partners Inc

Effective in January 2025, the Company entered into an agreement with CB Capital Partners, Inc. to serve as its financial advisor in connection with the preparation of a research report to support the Company’s Form S-3 Registration Statement.

Milestones under Statement of Work #001

In January 2025, one additional patient was dosed in the STARLIGHT-1 clinical trial. The Company accrued an additional $1.375 million for this milestone under SOW#001.

Note 11 — Subsequent Events

Advancement of Clinical Program

In November, 2025, the Company announced the completion of Phase I dosing for the STARLIGHT-1 clinical trial.

Issuance of Additional Shares

Pursuant to the Subscription Agreements dated September 14, 2023 with Plentiful Limited and Lianhe World Limited (collectively, the “PIPE Investors”), each PIPE Investor was entitled to receive additional shares of the Company’s common stock if the volume-weighted average price (“VWAP”) of the Company’s common stock for the fifteen (15) trading days prior to September 29, 2025 was less than $8.30. Based on the VWAP from September 8 to September 26, 2025, it was determined that this condition has been met. As of the date of the issuance of these unaudited condensed consolidated financial statements, the Company is in the process of obtaining share-holding information from the PIPE Investors to determine the exact number of additional shares to be issued in accordance with the terms of the Subscription Agreements.